Cover Page	Aug. 10, 2022
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	TREASURE GLOBAL INC
Entity Central Index Key	0001905956
Entity File Number	001-41476
Entity Tax Identification Number	36-4965082
Entity Incorporation, State or Country Code	DE
Amendment Flag	false
Document Period End Date	Aug. 10, 2022
Entity Address, Address Line One	276 5th Avenue
Entity Address, Address Line Two	Suite 704 #739
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	6012
Local Phone Number	643 7688
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	TGL
Security Exchange Name	NASDAQ